Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail: Text value) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Corporate minimum tax included in unused tax credit	€ 322	€ 151
Deferred tax assets for entities which suffer a loss	241	4,000
Temporary differences associated with the Group's parent company's investments in subsidiaries, branches and associates and interests in joint ventures of which no deferred tax liabilities were recognized	€ 259	€ 286